Income Taxes - Items Not Resulting in a Deferred Tax Asset (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	€ 919	€ 1,019	€ 1,078
Deductible temporary differences	524	33	122
Unused tax credits	74	64	54
Subsidiaries tax loss in current or preceding period recognized deferred tax assets in excess of deferred tax liabilities	79	189	129
Deferred tax liability for undistributed profits of subsidiaries not recognized	13,210	10,810
U.S.
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	263	309	429
Not expiring
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	375	338	279
Unused tax credits	38	33	34
Expiring in the following year
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	9	32	95
Unused tax credits	2	1	0
Expiring after the following year
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	535	649	704
Unused tax credits	€ 34	€ 30	€ 20